                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             D. E. Shaw & Co., Inc.  (see notes 1, 2 and 3)
Address:          120 West 45th Street, 39th Floor
                  New York, NY 10036

Form 13F File Number: 28-5396
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Steckler
Title:            Attorney-In-Fact
Phone:            (212) 478-0000

Signature, Place, and Date of Signing:

/s/Stuart Steckler                       New York, NY            August 10, 2001
------------------                       ------------            ---------------
[Signature]                              [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              2
                                              --------

Form 13F Information Table Value Total:       $  6,171
                                              --------
                                             (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
1        28-5394                    D. E. Shaw & Co., L.P.
         -------                    ----------------------
                                    (see notes 2 and 3)


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                               Name of reporting manager: D. E. Shaw & Co,. Inc.
                               Form 13 F Information Table
                               June 30, 2001

                                                                                                  Column 6 Investment Discretion
                                                                                               -------------------------------------
Column 1                       Column 2      Column 3      Column 4             Column 5
                               Title Of       CUSIP       Market Value         Shares or           (a)      (b) Shared    (c)Shared
Name Of Issuer                 Class          Number     (in Thousands)     Principal Amount      Sole        Defined       Other
------------------------------------------------------------------------------------------------------------------------------------

Juno Online Services, Inc      COM         482048105              118               81,627          a
Juno Online Services, Inc      COM         482048105            6,053            4,174,234                       b


                                                         ------------
                                Grand Total                     6,171
                                                         ============


                                                                      Column 8
Column 1                             Column 7                    Voting Authority
                                      Other               (a)            (b)         (c)
Name Of Issuer                       Managers            Sole          Shared        None
------------------------------------------------------------------------------------------

Juno Online Services, Inc                               81,627
Juno Online Services, Inc               1            4,174,234










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Form 13F

NOTES


1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.



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                                POWER OF ATTORNEY
                               FOR CERTAIN FILINGS
                    UNDER THE SECURITIES EXCHANGE ACT OF 1934


I, David E. Shaw, hereby make, constitute and appoint each of:

         Lou Salkind and

         Stu Steckler,

acting individually, as my agent and attorney-in-fact, with full power of substitution, for the purpose of, from time to time, executing in my name and/or my capacity as President of D.E. Shaw & Co., Inc. (acting for itself or as the general partner or managing member of D.E. Shaw & Co., L.P., D.E. Shaw Development, L.P., D.E. Shaw & Co., L.L.C., D.E. Shaw Development, L.L.C., or Attenuon, L.L.C.) all documents, certificates, instruments, statement, other filings and amendments to the forgoing (collectively, "documents") determined by such person to be necessary or appropriate to comply with ownership or control-person reporting requirements imposed by any United States or non-United States governmental or regulatory authority, including without limitation Forms 3, 4, 5, 13D, 13F and 13G required to be filed with the Securities and Exchange Commission; and delivering, furnishing or filing any such documents with the appropriate governmental or regulatory authority. Any such determination shall be conclusively evidenced by such person's execution and delivery, furnishing or filing of the applicable document.

This power of attorney shall be valid from the date hereof and replaces the power granted on January 14, 1997, which is hereby cancelled.

IN WITNESS HEREOF, I have executed this instrument as of the date set forth below.

Date:  February 5, 2001

DAVID E. SHAW
/s/David E. Shaw
New York, New York